Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	ATM Agreement Sales [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	ATM Agreement Sales [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	ATM Agreement Sales [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	ATM Agreement Sales [Member] Undesignated Preferred Stock [Member]	ATM Agreement Sales [Member] Common Stock [Member]	ATM Agreement Sales [Member] Additional Paid-in Capital [Member]	ATM Agreement Sales [Member] Retained Earnings [Member]	ATM Agreement Sales [Member]	Deerfield Convertible Notes [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Deerfield Convertible Notes [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Deerfield Convertible Notes [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Deerfield Convertible Notes [Member] Undesignated Preferred Stock [Member]	Deerfield Convertible Notes [Member] Common Stock [Member]	Deerfield Convertible Notes [Member] Additional Paid-in Capital [Member]	Deerfield Convertible Notes [Member] Retained Earnings [Member]	Deerfield Convertible Notes [Member]	Underwriting Public Offering [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Underwriting Public Offering [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Underwriting Public Offering [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Underwriting Public Offering [Member] Undesignated Preferred Stock [Member]	Underwriting Public Offering [Member] Common Stock [Member]	Underwriting Public Offering [Member] Additional Paid-in Capital [Member]	Underwriting Public Offering [Member] Retained Earnings [Member]	Underwriting Public Offering [Member]	Equity Line of Credit [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Equity Line of Credit [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Equity Line of Credit [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Equity Line of Credit [Member] Undesignated Preferred Stock [Member]	Equity Line of Credit [Member] Common Stock [Member]	Equity Line of Credit [Member] Additional Paid-in Capital [Member]	Equity Line of Credit [Member] Retained Earnings [Member]	Equity Line of Credit [Member]	Optional Exchange Principal Amount [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Optional Exchange Principal Amount [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Optional Exchange Principal Amount [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Optional Exchange Principal Amount [Member] Undesignated Preferred Stock [Member]	Optional Exchange Principal Amount [Member] Common Stock [Member]	Optional Exchange Principal Amount [Member] Additional Paid-in Capital [Member]	Optional Exchange Principal Amount [Member] Retained Earnings [Member]	Optional Exchange Principal Amount [Member]	Convertible Notes 2021 [Member] Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Convertible Notes 2021 [Member] Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Convertible Notes 2021 [Member] Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Convertible Notes 2021 [Member] Undesignated Preferred Stock [Member]	Convertible Notes 2021 [Member] Common Stock [Member]	Convertible Notes 2021 [Member] Additional Paid-in Capital [Member]	Convertible Notes 2021 [Member] Retained Earnings [Member]	Convertible Notes 2021 [Member]	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Undesignated Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017																																																						$ 107,210	$ (164,726)	$ (57,516)
Net loss																																																							(56,466)	(56,466)
Stock-based compensation expense																																																						6,495		6,495
Issuance of common stock						$ 4,828		$ 4,828														$ 23,500		$ 23,500
Offering expenses charged to equity																																																						(554)		(554)
Conversion of principal and interest on Deerfield Convertible Note														$ 3,502		$ 3,502																														$ 9,577		$ 9,577
Exercise of stock options																																																						68		68
Balance at Dec. 31, 2018																																																						154,626	(221,192)	(66,566)
Net loss																																																							(12,291)	(12,291)
Stock-based compensation expense																																																						1,290		1,290
Issuance of common stock																														$ 2,721		$ 2,721
Deferred offering costs																																																						10		10
Balance at Mar. 31, 2019																																																						158,647	(233,483)	(74,836)
Balance at Dec. 31, 2018																																																						154,626	(221,192)	(66,566)
Net loss																																																								(18,485)
Balance at Sep. 30, 2019																																																						169,057	(239,677)	(70,620)
Balance at Dec. 31, 2018																																																						154,626	(221,192)	(66,566)
Net loss																																																							(24,522)	(24,522)
Stock-based compensation expense																																																						4,410		4,410
Issuance of common stock																														5,446		5,446						$ 1,200		$ 1,200
Offering expenses charged to equity																																																						(151)		(151)
Conversion of principal and interest on Deerfield Convertible Note																																														$ 3,000		$ 3,000
Change in fair value of embedded conversion feature in connection with debt modification																																																						2,311		2,311
Deferred offering costs																														300		300																						116		116
Balance at Dec. 31, 2019																																																						171,258	(245,714)	(74,456)
Balance at Mar. 31, 2019																																																						158,647	(233,483)	(74,836)
Net loss																																																							(9,257)	(9,257)
Stock-based compensation expense																																																						1,317		1,317
Issuance of common stock																														1,229		1,229
Balance at Jun. 30, 2019																																																						161,193	(242,740)	(81,547)
Net loss																																																							3,063	3,063
Stock-based compensation expense																																																						1,057		1,057
Issuance of common stock																														1,496		1,496
Conversion of principal and interest on Deerfield Convertible Note																																																						3,000		3,000
Change in fair value of embedded conversion feature in connection with debt modification																																																						2,311		2,311
Balance at Sep. 30, 2019																																																						169,057	(239,677)	(70,620)
Balance at Dec. 31, 2019																																																						171,258	(245,714)	(74,456)
Net loss																																																							(5,754)	(5,754)
Stock-based compensation expense																																																						1,029		1,029
Issuance of common stock																														1,112		1,112						9,600		9,600
Offering expenses charged to equity																																																						(327)		(327)
Deferred offering costs																														121		121
Balance at Mar. 31, 2020																																																						182,793	(251,468)	(68,675)
Balance at Dec. 31, 2019																																																						171,258	(245,714)	(74,456)
Net loss																																																								(7,904)
Balance at Sep. 30, 2020																																																						191,291	(253,618)	(62,327)
Balance at Mar. 31, 2020																																																						182,793	(251,468)	(68,675)
Net loss																																																							859	859
Stock-based compensation expense																																																						620		620
Issuance of common stock																														$ 1,191		$ 1,191						3,150		3,150
Issuance of common stock in exchange for consulting services																																																						84		84
Offering expenses charged to equity																																																						(92)		(92)
Balance at Jun. 30, 2020																																																						187,746	(250,609)	(62,863)
Net loss																																																							(3,009)	(3,009)
Stock-based compensation expense																																																						385		385
Issuance of common stock																																						$ 3,113		$ 3,113
Issuance of common stock in exchange for consulting services																																																						47		47
Balance at Sep. 30, 2020																																																						$ 191,291	$ (253,618)	$ (62,327)